Non-Controlling Interest	12 Months Ended
Dec. 31, 2024
Non Controlling Interest [Abstract]
Non-Controlling Interest [Text Block]

35. Non-Controlling Interest

As part of the British Columbia operating segment, the Company owns 75% of CMBC. The remaining 25% ownership stake is held by MMC. The continuity of non-controlling interest balance is disclosed in the consolidated statements of changes in equity.

Summarized financial information for the Copper Mountain mine on an 100% basis is as follows:

Summarized Balance Sheets

	December 31, 2024	December 31, 2023
Assets
Cash and cash equivalents	$12.9	$10.0
Trade and other receivables	44.1	31.2
Inventories - current	37.5	42.1
Property, plant and equipment	902.9	857.8
Other assets	11.1	9.2
	1,008.5	950.3
Liabilities
Trade and other payables	37.5	38.0
Amounts due to related parties	422.6	301.6
Environmental and other provisions	35.5	37.8
Lease liabilities	20.1	48.9
Deferred tax liabilities	119.9	147.3
Other liabilities	68.9	0.8
	704.5	574.4

Summarized statement of income and Comprehensive (Loss)/Income

	Year ended December 31, 2024	Year ended December 31, 2023
Total revenue	$274.1	$165.4
Mine operating costs	210.8	124.9
Depreciation and amortization	50.1	11.7
Gross profit	13.2	28.8

Other expenses	20.2	2.3
Finance expense - related parties	31.3	9.1
Other net finance costs	16.6	2.8
Tax (recovery) expense	(19.4)	1.9
Net (loss) income for the year	$(35.5)	$12.7

Total comprehensive (loss) income	(63.1)	$12.2
1As Copper Mountain was acquired on June 20, 2023, the results for the year ended December 31, 2023 represents the period from the acquisition date, June 20, 2023, through to the end of the fourth quarter of 2023.

The above information is presented before inter-company eliminations.